Note 1 - Basis of Presentation and Organization (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Preferred Stock, Shares Issued	10,000,000
Preferred Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	65,000,000	65,000,000
Common Stock, Par Value	$ 0.001	$ 0.001